Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating commitments related to future payment arrangement
As of December 31,	Bandwidth Purchase	Operating Lease Obligations (1)	Goods Purchase	Others	Total
2020	$33,177	$10,518	$5,633	$822	$50,150
2021	306	10,491	—	440	11,237
2022	—	10,491	—	—	10,491
2023	—	—	—	—	—
2024	—	—	—	—	—
Thereafter	—	—	—	—	—
Total	$33,483	$31,500	$5,633	$1,262	$71,878

(1) The operating lease obligations consist of lease obligations that commenced on January 1, 2020.